Equipment and Leasehold Improvements - Schedule of Equipment and Leasehold Improvements (Details) (10-K) - CAD	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Property and Equipment, gross	CAD 120,737	CAD 113,215	CAD 104,574
Accumulated Amortization	64,197	47,963	27,074
Property and Equipment, net	56,540	65,252	77,500
Computer Equipment [Member]
Property and Equipment, gross	3,558	3,558	3,558
Accumulated Amortization	2,309	2,089	1,459
Production Equipment [Member]
Property and Equipment, gross	67,367	67,367	67,367
Accumulated Amortization	31,701	27,738	17,831
Leasehold Improvements [Member]
Property and Equipment, gross	49,812	42,290	33,649
Accumulated Amortization	CAD 30,187	CAD 18,136	CAD 7,784